Operating Cash Flow Supplement - Schedule of additional supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Operating Cash Flow [Abstract]
Property, plant and equipment in accounts payable	$ 1,292	$ 1,152
Right-of-use asset additions	1,993	17,059
Capitalized borrowing costs	0	1,269
Interest paid	$ 8,306	$ 5,618